INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments In Associates And Joint Ventures
Initial balances	R$ 9,616,840	R$ 8,970,513
Acquisitions	1,432,959	14,333
Share of profit of associate and joint ventures	1,531,585	2,101,681
Dividends/Interest on equity	(1,695,067)	(936,478)
Other	142,695	(533,209)
Balance on December 31	R$ 11,029,012	R$ 9,616,840